Retirement Benefit Plans - Summary of Average Duration of Defined Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Active members	26 years 6 months	26 years 9 months 18 days
Deferred members	24 years 4 months 24 days	25 years 8 months 12 days
Retired members	13 years 10 months 25 days	14 years 7 months 6 days